Stock Options Awards and Grants	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock Options Awards and Grants
10.	STOCK OPTIONS AWARDS AND GRANTS

A summary of the stock option activity and related information for the 2016 Incentive Stock Option Plan from December 31, 2019 to June 30, 2020 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2019	34,925	$6.20	2.40	$216,535
Grants	-	-	-	-
Exercised	-	-	-	-
Canceled	(34,925)	(6.20)	(2.40)	-
Outstanding at June 30, 2020	-	$0.00	-	-
Exercisable at June 30, 2020	-	$0.00	-	-

The aggregate intrinsic value in the preceding table represents the total pretax intrinsic value, based on options with an exercise price less than the Company’s weighted average grant date stock price of $7.916 per share, which would have been received by the option holders had those option holders exercised their options as of that date.

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from an index of historical stock prices of comparable entities until sufficient data exists to estimate the volatility using the Company’s own historical stock prices. Management determined this assumption to be a more accurate indicator of value.

The Company accounts for the expected life of options based on the contractual life of options for non-employees. For incentive options granted to employees, the Company accounts for the expected life in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in the accounting standards codification. The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options. The fair value of stock-based payment awards was estimated using the Black-Scholes pricing model.

As of June 30, 2020, there was no unrecognized compensation expense as all option holders had their options forfeited through the sale of Pride and PVBJ. As of December 31, 2019, there was $32,642 of unrecognized compensation expense.

14.	STOCK OPTIONS AWARDS AND GRANTS

A summary of the stock option activity and related information for the 2016 Incentive Stock Option Plan from December 31, 2018 to December 31, 2019 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2018	47,750	5.80	2.40	488,000
Grants	3,250	19.00	2.63	-
Exercised	-	-	-	-
Canceled	(16,075)	1.00	-	-
Outstanding at December 31, 2019	34,925	$6.20	4.15	-
Exercisable at December 31, 2019	18,419	$0.20	2.40	$176,375

The aggregate intrinsic value in the preceding table represents the total pretax intrinsic value, based on options with an exercise price less than the Company’s weighted average grant date stock price of $7.916 per share, which would have been received by the option holders had those option holders exercised their options as of that date.

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from an index of historical stock prices of comparable entities until sufficient data exists to estimate the volatility using the Company’s own historical stock prices. Management determined this assumption to be a more accurate indicator of value.

The Company accounts for the expected life of options based on the contractual life of options for non-employees. For incentive options granted to employees, the Company accounts for the expected life in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in the accounting standards codification. The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options. The fair value of stock-based payment awards was estimated using the Black-Scholes pricing model.

As of December 31, 2019, there was $32,642 of unrecognized compensation expense. As of December 31, 2018, there was $56,745 of unrecognized compensation expense.